Offerings	Jul. 18, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 48,000,450
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,348.87
Offering Note	There are being registered hereunder such indeterminate number or amount of debt securities, common stock, preferred stock, warrants, rights to purchase any of the foregoing, and units, consisting of some or all of these securities in any combination, as may from time to time be issued by Barfresh Food Group Inc. (the “Registrant”) at indeterminate prices, which together shall have an aggregate initial offering price not to exceed $50,000,000. This registration statement also covers an indeterminate number of securities that may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions.The proposed maximum aggregate offering price per class of security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act of 1933, as amended (the “Securities Act”).Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. The aggregate maximum offering price of all securities issued pursuant to this registration statement will not exceed $50,000,000.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 1,999,550
Carry Forward Form Type	S-3
Carry Forward File Number	333-275185
Carry Forward Initial Effective Date	Dec. 04, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 295.13
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $1,999,550 of unsold securities (the “Unsold Shelf Securities”) previously registered by the Registrant on the Registrant’s shelf registration statement on Form S-3 (File No. 333-275185), originally filed on October 26, 2023 and declared effective on December 4, 2023 (the “2023 Registration Statement”). In connection with the filing of the 2023 Registration Statement, the Registrant paid a filing fee of $738.00, or which $295.13 is associated with the offering of a portion of the Unsold Shelf Securities (based on the filing fee rate in effect at the time of the filing of the 2023 Registration Statement). Accordingly, the filing fee associated with the offering of the Unsold Shelf Securities is hereby carried forward to be applied to Unsold Shelf Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Shelf Securities in connection with the filing of this Registration Statement. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any Unsold Shelf Securities pursuant to the 2023 Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated number of Unsold Shelf Securities from the 2023 Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this registration statement.